Supplemental Oil and Gas Disclosures - Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2015 MMBoe MMcf MMBbls	Dec. 31, 2014 MMBoe MMcf MMBbls	Dec. 31, 2013 MMBoe MMcf MMBbls
Supplementary Information [Line Items]
Revisions | MMBoe	209
Natural Gas
Supplementary Information [Line Items]
Proved reserves beginning balance | MMcf	3,149,600	3,629,800	3,369,100
Revisions | MMcf	(624,600)	(198,300)	308,300
Purchases | MMcf	205,600	6,000
Divestitures | MMcf	380,300	(314,600)	(200)
Extensions and discoveries | MMcf	116,900	362,100	312,000
Production | MMcf	(277,000)	(335,400)	(359,400)
Proved reserves ending balance | MMcf	2,190,200	3,149,600	3,629,800
Proved developed reserves | MMcf	1,618,200	2,090,000	2,265,200
Proved undeveloped reserves | MMcf	572,000	1,059,600	1,364,600
Oil and Condensate Sales
Supplementary Information [Line Items]
Proved reserves beginning balance	130.8	102.9	76.5
Revisions	(31.9)	(7.7)	3.5
Purchases	39.8	4.2
Divestitures	(0.0)	(1.8)	0
Extensions and discoveries	17.1	42.4	28.8
Production	(13.1)	(9.2)	(5.9)
Proved reserves ending balance	142.7	130.8	102.9
Proved developed reserves	83.0	60.0	36.8
Proved undeveloped reserves	59.7	70.8	66.1
Natural Gas Liquids
Supplementary Information [Line Items]
Proved reserves beginning balance	70.8	85.7	110.4
Revisions	(14.0)	(13.4)	(25.4)
Purchases	20.7	0.8
Divestitures	(0.0)	(8.5)	(0.0)
Extensions and discoveries	5.1	12.5	8.1
Production	(7.3)	(6.3)	(7.4)
Proved reserves ending balance	75.3	70.8	85.7
Proved developed reserves	49.5	43.9	48.6
Proved undeveloped reserves	25.8	26.9	37.1
All products
Supplementary Information [Line Items]
Proved reserves beginning balance | MMBoe	726.6	793.6	748.4
Revisions | MMBoe	(150.0)	(54.1)	29.5
Purchases | MMBoe	94.7	6.0
Divestitures | MMBoe	(63.4)	(62.7)	0.0
Extensions and discoveries | MMBoe	41.6	115.2	88.9
Production | MMBoe	66.5	71.4	73.2
Proved Developed Reserves (Energy) | MMBoe	402.2	452.3	463.0
Proved undeveloped reserves | MMBoe	180.8	274.3	330.6